Trading Advisors	12 Months Ended
Dec. 31, 2014
Trading Advisors [Abstract]
Trading Advisors
5.  Trading Advisors

Ceres, on behalf of each Partnership, retains certain unaffiliated commodity trading advisors, which are registered with the Commodity Futures Trading Commission, to make all trading decisions for the Partnerships.  The trading advisors for each Partnership at December 31, 2014, were as follows:

Spectrum Currency
Cambridge

Spectrum Select
Altis Partners (Jersey) Limited
EMC Capital Advisors, LLC
Graham Capital Management, L.P. (“Graham”)
Rabar Market Research, Inc. (“Rabar”)

Spectrum Strategic
Aventis
Blenheim
PGR Capital L.P.

Spectrum Technical
Aspect Capital Limited (“Aspect”)
Blackwater Capital Management LLC
Campbell
Winton Capital Management Limited (“Winton”)

Compensation to the trading advisors by the Partnerships consists of a management fee and an incentive fee as follows:

Management Fee — The management fee for Spectrum Currency is accrued at a rate of 1/12th of 1.5% (a 1.5% annual rate) per month of net assets allocated to Cambridge on the first day of each month and prior to termination on December 31, 2014, 1/12th of 1% (a 1% annual rate) per month of net assets allocated to Krom River on the first day of each month.

Prior to October 1, 2013, the management fee payable to Krom River was 1/12th of 2% (a 2% annual rate).

The monthly management fee payable to C-View prior to termination on May 31, 2013, was 1/12th of 2% (a 2% annual rate).

The monthly management fee payable to Flintlock prior to termination on October 10, 2012, was 1/12th of 1.5% (a 1.5% annual rate).

The management fee for Spectrum Select is accrued at a rate of 1/12th of 1.25% (a 1.25% annual rate) per month of net assets allocated to Altis on the first day of each month , 1/6th  of 1% (a 2% annual rate) per month of net assets allocated to Graham on the first day of each month, and 1/12th of 2% (a 2% annual rate) per month of net assets allocated to EMC and Rabar on the first day of each month.

The monthly management fee payable to Northfield prior to termination on August 8, 2014 was 1/12th of 1% (a 1% annual rate) per month of net assets allocated to Northfield on the first day of each month.

Prior to December 1, 2013, the monthly management fee payable to Northfield was 1/12th of 2% (a 2% annual rate).

The monthly management fee payable to Sunrise Capital prior to termination on June 28, 2013, was 1/12th of 2% (a 2% annual rate).

The management fee for Spectrum Strategic is accrued at a rate of 1/12th of 2% (a 2% annual rate) per month of net assets allocated to Blenheim on the first day of each month, 1/12th of 1% (a 1% annual rate) per month of net assets allocated to PGR on the first day of each month, and 1/12th  of 1.25% (a 1.25% annual rate) per month of net assets allocated to Aventis on the first day of each month.

Prior to March 1, 2014, the monthly management fee payable to Blenheim was 1/4th of 1% (a 3% annual rate) of net assets allocated to Blenheim on the first day of each month.

Prior to March 1, 2014, the management fee payable to Aventis was 1/12th of 1.5% (a 1.5% annual rate) of net assets allocated to Aventis on the first day of each month.

The management fee for Spectrum Technical is accrued at a rate of 1/12th of 1.5% (a 1.5% annual rate) per month of net assets allocated to Aspect and Winton on the first day of each month, 1/6th of 1% (a 2% annual rate) per month of net assets allocated to Campbell on the first day of each month, 1/12th of 0.75% (a 0.75% annual rate) per month of net assets allocated to Blackwater a on the first day of each month, and, prior to December 31, 2014, 1/12th of 1% (a 1% annual rate) per month of net assets allocated to Rotella on the first day of each month.

Prior to June 1, 2014, the management fee payable to Campbell was 1/12th of 2% (a 2% annual rate) per month of net assets allocated to Campbell on the first day of each month.

Prior to December 1, 2013, the monthly management fee payable to Blackwater was 1/12th of 1.25% (a 1.25% annual rate).

Effective October 31, 2012, JWH was terminated as a trading advisor to Spectrum Technical.  The monthly management fee payable to JWH was 1/6th of 1% (a 2% annual rate).

  Effective October 31, 2012, Chesapeake was terminated as a trading advisor to Spectrum Technical.  The monthly management fee payable to Chesapeake was 1/12th of 2% (a 2% annual rate).

For the period from June 1, 2012 through October 31, 2012, Chesapeake temporarily reduced the management fee it received from Spectrum Technical from an annual rate of 2% of net assets as of the first day of the month, to an annual rate of 1% of net assets as of the first day of the month.

Prior to June 1, 2012, the monthly management fee payable to Aspect was 1/6th of 1% (a 2% annual rate).

Prior to January 1, 2012, the monthly management fee payable to Winton was 1/6th of 1% (a 2% annual rate).

Incentive Fee — Spectrum Currency pays a monthly incentive fee equal to 15% of the trading profits experienced with respect to Cambridge’s allocated net assets at the end of each calendar quarter and prior to termination on December 31, 2014, 20% of the trading profits experienced with respect to Krom River’s allocated net assets as of the end of each calendar quarter.

Prior to May 31, 2013, Spectrum Currency paid C-View a monthly incentive fee equal to 20% of the trading profits experienced with respect to C-View’s allocated net assets as of the end of each calendar month.  C-View was removed as a trading advisor to Spectrum Currency effective May 31, 2013.

Prior to October 10, 2012, Spectrum Currency paid Flintlock a monthly incentive fee equal to 20% of the trading profits experienced with respect to Flintlock’s allocated net assets as of the end of each calendar quarter.  Flintlock was removed as a trading advisor to Spectrum Currency effective October 10, 2012.

Spectrum Select pays a monthly incentive fee equal to 20% of the trading profits experienced with respect to the net assets allocated to Northfield, EMC, Rabar, Altis and Graham as of the end of each calendar month.

Prior to June 28, 2013, Spectrum Select paid Sunrise Capital a monthly incentive fee equal to 20% of the trading profits experienced with respect to the net assets allocated to C-View as of the end of each calendar month.  Sunrise Capital was removed as a trading advisor to Spectrum Select effective June 28, 2013.

Spectrum Strategic pays a monthly incentive fee equal to 20% of the trading profits experienced with respect to the net assets allocated to Blenheim and Aventis as of the end of each calendar quarter and 20% of the trading profits experienced with respect to the net assets allocated to PGR as of the end of each calendar year.

Prior to March 1, 2014, Spectrum Strategic paid a monthly incentive fee equal to 15% of the trading profits experienced with respect to the net assets allocated to Blenheim as of the end of each calendar month.

Spectrum Technical pays a monthly incentive fee equal to 20% of the trading profits experienced with respect to the net assets allocated to each of Aspect, Campbell, Rotella, and Winton as of the end of each calendar month and 20% of the trading profits experienced with respect to the net assets allocated to Blackwater as of the end of each calendar year.

Prior to October 31, 2012, Spectrum Technical paid Chesapeake and JWH a monthly incentive fee equal to 19% and 20%, respectively, of the trading profits experienced with respect to Chesapeake’s and JWH’s allocated net assets as of the end of each calendar month.

Trading profits represent the amount by which profits from futures, forwards, and options trading exceed losses after brokerage and management fees are deducted.

For all trading advisors with trading losses, no incentive fee is paid in subsequent months until all such losses are recovered.  Cumulative trading losses are adjusted on a pro rata basis for the net amount of each month’s redemptions.